12. PROPERTY, PLANT AND EQUIPMENT, NET (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		R$ 12,276,889
Initial adoption IFRS 16				R$ 2,397,682
Additions		1,212		(512,806)
Disposals		(109,781)		(186,918)
Transfers		(141,944)	[1]	(110,504)	[2]
Exchange rate variation		189,204		(7,563)
Ending balance		12,215,580		12,276,889
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,632,397		17,000,768
Initial adoption IFRS 16				2,397,682
Additions		1,269,333		757,213
Disposals		(391,736)		(404,778)
Transfers		(214,373)	[1]	(120,062)	[2]
Exchange rate variation		277,120		1,574
Ending balance		20,572,741		19,632,397
Cost [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		603,479		536,878
Initial adoption IFRS 16				23,453
Additions		7,582		1,986
Disposals		(13,665)		(5,879)
Transfers		6,031	[1]	50,980	[2]
Exchange rate variation		4,962		(3,939)
Ending balance		608,389		603,479
Cost [member] | Buildings, facilities and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,148,798		7,590,545
Initial adoption IFRS 16				2,278,982
Additions		287,834		219,145
Disposals		(148,793)		(149,866)
Transfers		268	[1]	196,829	[2]
Exchange rate variation		156,419		13,163
Ending balance		10,444,526		10,148,798
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,177,047		8,272,920
Initial adoption IFRS 16				1,182
Additions		20,293		45,682
Disposals		(166,183)		(212,637)
Transfers		278,530	[1]	83,812	[2]
Exchange rate variation		85,833		(13,912)
Ending balance		8,395,520		8,177,047
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		140,439		159,902
Initial adoption IFRS 16
Additions		851		2,834
Disposals		(8,604)		(25,264)
Transfers		18,946	[1]	3,515	[2]
Exchange rate variation		5,453		(548)
Ending balance		157,085		140,439
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		213,199		17,402
Initial adoption IFRS 16				94,065
Additions		165,737		119,520
Disposals		(54,491)		(9,959)
Transfers		(5,639)	[1]	(10,502)	[2]
Exchange rate variation		27,412		2,673
Ending balance		346,218		213,199
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		348,907		409,696
Initial adoption IFRS 16
Additions		778,151		367,148
Disposals
Transfers		(516,360)	[1]	(427,737)	[2]
Exchange rate variation		(2,443)		(200)
Ending balance		608,255		348,907
Cost [member] | Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		528		13,425
Initial adoption IFRS 16
Additions		8,885		898
Disposals				(1,173)
Transfers		3,851	[1]	(16,959)	[2]
Exchange rate variation		(516)		4,337
Ending balance		12,748		528
Amortization/Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(7,355,508)		(6,303,770)
Initial adoption IFRS 16
Additions		(1,268,121)		(1,270,019)
Disposals		281,955		217,860
Transfers		72,429	[1]	9,558	[2]
Exchange rate variation		(87,916)		(9,137)
Ending balance		R$ (8,357,161)		R$ (7,355,508)
Amortization/Depreciation [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)	[2]	21.32%	[3]	22.31%
Beginning balance		R$ (5,086)	[3]
Initial adoption IFRS 16
Additions		(7,132)	[3]	(5,134)
Disposals		813	[3]	27
Transfers		(1,802)	[1],[3]		[2]
Exchange rate variation		(593)	[3]	21
Ending balance	[3]	R$ (13,800)		R$ (5,086)
Amortization/Depreciation [Member] | Buildings, facilities and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)	[2]	9.45%		5.83%
Beginning balance		R$ (3,263,801)		R$ (2,602,188)
Initial adoption IFRS 16
Additions		(688,767)		(667,622)
Disposals		122,812		26,616
Transfers		15,895	[1]	(15,167)	[2]
Exchange rate variation		(37,364)		(5,440)
Ending balance		R$ (3,851,225)		R$ (3,263,801)
Amortization/Depreciation [Member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)	[2]	6.64%		6.57%
Beginning balance		R$ (3,950,250)		R$ (3,620,421)
Initial adoption IFRS 16
Additions		(487,956)		(527,007)
Disposals		110,163		183,168
Transfers		56,748	[1]	18,481	[2]
Exchange rate variation		(32,712)		(4,471)
Ending balance		R$ (4,304,007)		R$ (3,950,250)
Amortization/Depreciation [Member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)	[2]	6.67%		6.67%
Beginning balance		R$ (71,779)		R$ (71,062)
Initial adoption IFRS 16
Additions		(11,704)		(10,908)
Disposals		6,931		6,331
Transfers		(801)	[1]	2,665	[2]
Exchange rate variation		(2,571)		1,195
Ending balance		R$ (79,924)		R$ (71,779)
Amortization/Depreciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)	[2]	25.87%		32.37%
Beginning balance		R$ (64,592)		R$ (10,099)
Initial adoption IFRS 16
Additions		(72,562)		(59,348)
Disposals		41,236		1,718
Transfers		2,389	[1]	3,579	[2]
Exchange rate variation		(14,676)		(442)
Ending balance		R$ (108,205)		R$ (64,592)

[1]	Refers to the transfer of R$45,245 for intangible assets, R$96,788 to held for sale and R$(89) for biological assets.
[2]	Weighted average annual rate.
[3]	Land depreciation refers to right-of-use assets. The amount of R$4,266 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 17.1).